Document and Entity Information	Mar. 03, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001002517
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	NUANCE COMMUNICATIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-27038
Entity Tax Identification Number	94-3156479
Entity Address, Address Line One	1 Wayside Road
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	565-5000
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	NUAN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false